Subsequent events (Details) € in Thousands, item in Millions			1 Months Ended	9 Months Ended
	Nov. 17, 2021 EUR (€)	Nov. 30, 2020 item	Aug. 31, 2014 EUR (€)	Sep. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Nov. 30, 2021 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Prepayments						€ 25,000
Loan amount requested to be cancelled						€ 50,000
Revenue recognized from upfront payments				€ 33,100
Option fee payment received			€ 5,000
Additional development milestone payments			€ 7,000
EU APA
Disclosure of non-adjusting events after reporting period [line items]
Number of doses | item		225
Upfront payments included in contract liabilities				€ 450,000
Milestone payment					€ 196,300
Contract liability					€ 124,000
Termination of Boehringer Agreement | Boehringer Ingelheim
Disclosure of non-adjusting events after reporting period [line items]
Revenue recognized from upfront payments	€ 4,000
Option fee payment received	5,000
Additional development milestone payments	€ 7,000